Pension And Postretirement Benefits (Accumulated Benefit Obligations In Excess Of Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Pension And Postretirement Benefits
Supplemental retirement plan - projected benefit obligation	$ (2,444)	$ (2,458)
Supplemental retirement plan - Accumulated benefit obligation	(2,372)	(2,410)
Supplemental retirement plan - Fair value of plan assets	$ 0	$ 0